Prospectus Supplement

May 11, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated May 11, 2010 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 29, 2010 of:

Municipal Portfolio

On May 11, 2010, shareholders of the Municipal Portfolio (a "Portfolio" of Morgan Stanley Institutional Fund Trust) approved an Agreement and Plan of Reorganization with respect to the Portfolio (the "Plan"). Pursuant to the Plan, substantially all of the assets of the Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the "New Portfolio"). This combination is referred to herein as the "Reorganization." Pursuant to the Plan, shareholders of the Portfolio will become shareholders of the New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of the Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that the Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

  IFTFISPT4 5/10

Prospectus Supplement

May 11, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated May 11, 2010 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 29, 2010 of:

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

On May 11, 2010, shareholders of each of the U.S. Mid Cap Value Portfolio, U.S. Small Cap Value Portfolio and Value Portfolio (each a "Portfolio" of Morgan Stanley Institutional Fund Trust) approved an Agreement and Plan of Reorganization with respect to each Portfolio (each a "Plan"). Pursuant to each Plan, substantially all of the assets of the applicable Portfolio will be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (each a "New Portfolio"). Each such combination is referred to herein as a "Reorganization." Pursuant to each Plan, shareholders of the applicable Portfolio will become shareholders of a New Portfolio, receiving shares of such New Portfolio equal to the value of their holdings in the Portfolio. Each shareholder of a Portfolio will receive the class of shares of the New Portfolio that corresponds to the class of shares of the Portfolio currently held by that shareholder. It is anticipated that each Reorganization will be consummated on or about June 1, 2010 (the "Closing Date").

Please retain this supplement for future reference.

  IFTEQSPT2 5/10